Financial instruments - Financial Obligations (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Other Commitments [Line Items]
Carrying amount	$ 119,901
Contractual cash flows	199,674
Contractual obligation, due less than 1 year	74,647
Contractual obligation, due 1-3 years	66,017
Contractual obligation, due 4-5 years	12,143
Contractual obligation, due after 5 years	46,867
Capital Lease Obligations [Member]
Other Commitments [Line Items]
Carrying amount	794
Contractual cash flows	830
Contractual obligation, due less than 1 year	369
Contractual obligation, due 1-3 years	441
Contractual obligation, due 4-5 years	20
Contractual obligation, due after 5 years	0
Unsecured subordinated debentures [Member]
Other Commitments [Line Items]
Carrying amount	38,359
Contractual cash flows	45,999
Contractual obligation, due less than 1 year	3,577
Contractual obligation, due 1-3 years	42,422
Contractual obligation, due 4-5 years	0
Contractual obligation, due after 5 years	0
Senior financing [Member]
Other Commitments [Line Items]
Carrying amount	9,123
Contractual cash flows	9,428
Contractual obligation, due less than 1 year	6,303
Contractual obligation, due 1-3 years	1,804
Contractual obligation, due 4-5 years	669
Contractual obligation, due after 5 years	652
Senior revolving financing [Member]
Other Commitments [Line Items]
Carrying amount	10,859
Contractual cash flows	11,423
Contractual obligation, due less than 1 year	282
Contractual obligation, due 1-3 years	11,141
Contractual obligation, due 4-5 years	0
Contractual obligation, due after 5 years	0
Other bank financing [Member]
Other Commitments [Line Items]
Carrying amount	3,312
Contractual cash flows	3,612
Contractual obligation, due less than 1 year	1,968
Contractual obligation, due 1-3 years	238
Contractual obligation, due 4-5 years	91
Contractual obligation, due after 5 years	1,315
Operating lease commitments [Member]
Other Commitments [Line Items]
Carrying amount	0
Contractual cash flows	56,535
Contractual obligation, due less than 1 year	3,334
Contractual obligation, due 1-3 years	8,021
Contractual obligation, due 4-5 years	9,413
Contractual obligation, due after 5 years	35,767
Royalty payments [Member]
Other Commitments [Line Items]
Carrying amount	0
Contractual cash flows	14,393
Contractual obligation, due less than 1 year	1,360
Contractual obligation, due 1-3 years	1,950
Contractual obligation, due 4-5 years	1,950
Contractual obligation, due after 5 years	9,133
Accounts Payable and Accrued Liabilities [Member]
Other Commitments [Line Items]
Carrying amount	57,454
Contractual cash flows	57,454
Contractual obligation, due less than 1 year	57,454
Contractual obligation, due 1-3 years	0
Contractual obligation, due 4-5 years	0
Contractual obligation, due after 5 years	$ 0